Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2021

ISC-QTLY-0921
1.804839.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 3.4%
Flight Centre Travel Group Ltd. (a)	1,359,092	$15,010,413
GUD Holdings Ltd.	1,858,343	16,010,366
Imdex Ltd.	8,913,807	13,736,934
Inghams Group Ltd.	7,930,903	22,116,354
Nanosonics Ltd. (a)	1,887,880	7,356,584
National Storage REIT unit	11,686,947	18,267,873
Servcorp Ltd. (b)	7,066,585	17,165,042
SomnoMed Ltd. (a)	3,948,596	6,751,588

TOTAL AUSTRALIA		116,415,154

Austria - 1.5%
Mayr-Melnhof Karton AG	108,700	23,132,800
Wienerberger AG	636,900	26,035,310

TOTAL AUSTRIA		49,168,110

Belgium - 1.3%
Econocom Group SA	5,546,300	24,113,129
Fagron NV	1,028,900	21,347,116

TOTAL BELGIUM		45,460,245

Bermuda - 0.9%
Hiscox Ltd. (a)	2,414,320	29,411,150
Brazil - 1.3%
Hypermarcas SA	3,417,600	23,393,163
YDUQS Participacoes SA	4,065,800	22,061,059

TOTAL BRAZIL		45,454,222

Canada - 5.5%
CCL Industries, Inc. Class B	358,000	20,531,340
Computer Modelling Group Ltd. (c)	1,713,513	5,960,762
ECN Capital Corp.	2,272,700	19,109,188
Genesis Land Development Corp. (b)	2,969,722	6,236,511
Lassonde Industries, Inc. Class A (sub. vtg.)	162,199	22,435,622
McCoy Global, Inc. (a)(c)	1,328,570	766,728
North West Co., Inc.	651,700	18,993,116
Open Text Corp.	677,796	35,204,537
Richelieu Hardware Ltd.	290,500	10,131,176
TFI International, Inc. (Canada)	131,800	14,754,078
Total Energy Services, Inc. (a)	610,400	1,966,823
VerticalScope Holdings, Inc.	416,222	9,731,641
Western Forest Products, Inc.	13,914,875	21,525,897

TOTAL CANADA		187,347,419

Cayman Islands - 2.3%
ASM Pacific Technology Ltd.	1,527,600	19,657,322
Best Pacific International Holdings Ltd.	22,196,000	6,569,272
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Impro Precision Industries Ltd. (e)	17,321,300	4,413,269
Medlive Technology Co. Ltd.	236,000	837,722
Pico Far East Holdings Ltd.	56,047,231	9,375,884
Precision Tsugami China Corp. Ltd.	7,838,453	10,994,401
Value Partners Group Ltd.	19,422,000	11,146,628
Xingda International Holdings Ltd.	72,234,631	15,151,226

TOTAL CAYMAN ISLANDS		78,145,725

China - 1.8%
Qingdao Port International Co. Ltd. (H Shares) (e)	29,452,000	15,159,661
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,932,257	16,431,442
TravelSky Technology Ltd. (H Shares)	9,265,000	15,737,439
Weifu High-Technology Group Co. Ltd. (B Shares)	7,043,386	13,060,511

TOTAL CHINA		60,389,053

Denmark - 0.6%
Spar Nord Bank A/S	1,755,226	21,104,137
Finland - 0.7%
Kamux Corp.	734,800	15,166,823
Nanoform Finland PLC (a)	778,576	6,557,459
Rovio Entertainment OYJ (e)	295,694	2,504,476

TOTAL FINLAND		24,228,758

France - 3.6%
Altarea SCA	99,557	22,320,804
Elior SA (a)(e)	2,387,300	16,354,423
Lectra	420,654	17,140,678
Maisons du Monde SA (e)	921,307	21,082,049
The Vicat Group	452,492	22,812,667
Thermador Groupe SA	209,466	23,357,030

TOTAL FRANCE		123,067,651

Germany - 4.3%
DIC Asset AG	1,170,700	21,164,442
DWS Group GmbH & Co. KGaA (e)	265,900	12,547,562
JOST Werke AG (e)	455,172	27,807,311
Rheinmetall AG	247,525	23,772,004
Takkt AG	1,509,912	24,825,105
Talanx AG	846,467	36,007,796

TOTAL GERMANY		146,124,220

Greece - 0.8%
Mytilineos SA	1,472,216	27,313,950
Hong Kong - 1.3%
Dah Sing Banking Group Ltd.	5,648,800	5,815,150
Far East Horizon Ltd.	16,503,000	17,604,842
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,763,800
Sino Land Ltd.	10,449,979	16,002,104

TOTAL HONG KONG		44,185,896

India - 3.6%
Barbeque Nation Hospitality Ltd. (a)	937,267	11,066,013
Cyient Ltd.	1,324,066	17,573,237
Embassy Office Parks (REIT)	4,288,400	20,869,346
IndusInd Bank Ltd. (a)	1,833,100	24,188,680
L&T Technology Services Ltd. (e)	230,090	11,470,533
Max Healthcare Institute Ltd. (a)	445,600	1,776,862
Oberoi Realty Ltd. (a)	1,959,800	17,725,417
Shriram Transport Finance Co. Ltd.	835,452	15,621,565

TOTAL INDIA		120,291,653

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	98,215,000	8,964,135
PT Selamat Sempurna Tbk	130,008,300	12,180,553

TOTAL INDONESIA		21,144,688

Ireland - 2.2%
Adient PLC (a)	439,700	18,524,561
Dalata Hotel Group PLC (a)	2,860,609	13,098,514
Irish Residential Properties REIT PLC	12,713,900	23,226,070
Mincon Group PLC (b)	12,061,144	18,170,566

TOTAL IRELAND		73,019,711

Italy - 2.5%
Banca Generali SpA	363,800	15,108,837
BFF Bank SpA (e)	2,448,400	25,587,892
MARR SpA	25,200	585,315
MARR SpA	960,627	22,312,267
Recordati SpA	314,911	19,492,526

TOTAL ITALY		83,086,837

Japan - 20.9%
Aeon Delight Co. Ltd.	508,500	16,663,393
Amano Corp.	721,650	17,668,765
Arata Corp.	678,500	26,347,113
Arcland Sakamoto Co. Ltd.	1,741,900	23,928,201
Central Automotive Products Ltd.	374,100	11,389,581
Daiichikosho Co. Ltd.	415,500	14,486,919
DaikyoNishikawa Corp.	2,496,595	15,998,417
Daiwa Industries Ltd.	1,699,200	17,641,756
Dexerials Corp.	1,202,300	27,562,869
Dip Corp.	677,300	19,725,386
GMO Internet, Inc.	609,800	16,014,163
Inaba Denki Sangyo Co. Ltd.	544,800	13,234,511
Isuzu Motors Ltd.	2,322,700	30,984,100
Jm Holdings Co. Ltd.	220,000	4,189,235
LIXIL Group Corp.	737,500	19,992,936
Maruwa Ceramic Co. Ltd.	185,100	18,036,726
Meitec Corp.	262,800	14,756,374
Minebea Mitsumi, Inc.	793,800	21,433,321
Mitani Shoji Co. Ltd.	216,100	16,211,686
Nihon Parkerizing Co. Ltd.	2,001,500	20,470,197
Nishimoto Co. Ltd.	554,300	13,520,868
NOF Corp.	174,100	8,807,757
NSD Co. Ltd.	1,181,500	20,182,590
PALTAC Corp.	329,100	15,209,307
Paramount Bed Holdings Co. Ltd.	613,400	10,914,332
Park24 Co. Ltd. (a)	1,000,300	18,737,674
Persol Holdings Co. Ltd.	1,895,500	37,925,550
Poletowin Pitcrew Holdings, Inc.	488,900	4,608,018
Renesas Electronics Corp. (a)	3,422,100	36,839,707
Roland Corp.	448,400	21,254,091
S Foods, Inc.	762,823	23,711,102
San-Ai Oil Co. Ltd.	1,806,900	22,366,986
Shinsei Bank Ltd.	1,127,000	14,906,093
Ship Healthcare Holdings, Inc.	723,100	18,165,659
Sugi Holdings Co. Ltd.	338,600	24,907,725
TIS, Inc.	868,400	22,441,220
TKC Corp.	286,800	8,483,351
Tsuruha Holdings, Inc.	144,400	16,992,881

TOTAL JAPAN		706,710,560

Korea (South) - 1.5%
Hyundai Fire & Marine Insurance Co. Ltd.	707,396	15,924,326
Soulbrain Co. Ltd.	70,000	20,633,957
Vitzrocell Co. Ltd.	975,300	14,086,839

TOTAL KOREA (SOUTH)		50,645,122

Luxembourg - 1.0%
B&M European Value Retail SA	1,674,300	12,869,842
Stabilus SA	242,400	19,222,517

TOTAL LUXEMBOURG		32,092,359

Mexico - 2.1%
Genomma Lab Internacional SA de CV (a)	15,425,548	14,986,755
Gruma S.A.B. de CV Series B	1,655,700	17,914,206
Grupo Cementos de Chihuahua S.A.B. de CV	2,496,300	20,301,463
Qualitas Controladora S.A.B. de CV	3,290,102	16,013,965

TOTAL MEXICO		69,216,389

Netherlands - 3.9%
AerCap Holdings NV (a)	433,672	22,984,616
Amsterdam Commodities NV	914,999	26,104,293
Arcadis NV (c)	500,650	22,164,201
Intertrust NV (a)(e)	753,700	12,445,547
RHI Magnesita NV	851,691	44,796,897
Van Lanschot NV (Bearer)	174,141	4,472,344

TOTAL NETHERLANDS		132,967,898

New Zealand - 0.4%
EBOS Group Ltd.	692,210	14,959,789
Norway - 0.7%
Europris ASA (e)	2,237,000	15,065,678
Fjordkraft Holding ASA (e)	1,699,600	9,676,548

TOTAL NORWAY		24,742,226

Panama - 0.4%
Intercorp Financial Services, Inc.	614,400	12,503,040
Philippines - 1.5%
Century Pacific Food, Inc.	41,034,700	20,539,944
Jollibee Food Corp.	2,953,000	11,233,757
Robinsons Land Corp.	57,699,400	18,599,666

TOTAL PHILIPPINES		50,373,367

Romania - 0.5%
Banca Transilvania SA	24,431,969	16,504,503
Singapore - 2.3%
Boustead Singapore Ltd.	12,178,312	10,695,739
Hour Glass Ltd.	13,304,580	15,121,630
HRnetgroup Ltd.	29,852,200	17,515,406
Mapletree Industrial (REIT)	8,981,256	19,885,433
Wing Tai Holdings Ltd.	9,410,300	12,709,583

TOTAL SINGAPORE		75,927,791

Spain - 3.0%
Cie Automotive SA	686,300	20,450,779
Compania de Distribucion Integral Logista Holdings SA	1,093,714	23,574,089
Grupo Catalana Occidente SA	486,122	18,193,693
Indra Sistemas SA (a)	1,667,977	17,451,585
Prosegur Compania de Seguridad SA (Reg.)	6,396,381	21,852,596

TOTAL SPAIN		101,522,742

Sweden - 2.5%
Dustin Group AB (e)	2,412,879	28,015,340
Granges AB	1,161,745	15,357,858
HEXPOL AB (B Shares)	1,559,700	21,234,706
John Mattson Fastighetsforetag (a)	763,000	15,333,744
Nordnet AB	376,000	6,066,911

TOTAL SWEDEN		86,008,559

Taiwan - 3.1%
International Games Systems Co. Ltd.	842,000	26,300,832
Lumax International Corp. Ltd.	5,041,436	12,387,944
Sporton International, Inc.	1,302,012	11,279,499
Test Research, Inc.	7,690,000	15,877,280
Tripod Technology Corp.	3,781,000	16,274,029
Yageo Corp.	783,000	15,805,759
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,953,227

TOTAL TAIWAN		104,878,570

Thailand - 0.5%
Star Petroleum Refining PCL (a)	67,656,600	17,295,053
United Kingdom - 12.6%
Alliance Pharma PLC	17,719,344	25,615,084
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/21/22 (a)(e)	11,961,356	18,141,669
Biffa PLC (a)(e)	4,034,325	20,047,570
Bodycote PLC	1,283,218	16,097,649
Bridgepoint Group Ltd.	500,300	3,372,772
Bytes Technology Group PLC	1,436,100	9,629,568
Grainger Trust PLC	5,247,828	22,131,455
Hyve Group PLC (a)	7,233,042	13,220,916
Informa PLC (a)	2,388,986	16,437,418
J.D. Weatherspoon PLC (a)	1,292,600	20,392,704
Jet2 PLC (a)	990,600	17,094,636
John Wood Group PLC (a)	7,628,500	23,115,881
Luxfer Holdings PLC sponsored	1,078,459	22,485,870
Mears Group PLC (a)(b)	7,921,714	20,921,247
On The Beach Group PLC (a)(e)	3,196,736	14,441,255
Reach PLC	2,589,900	13,841,850
Savills PLC	1,123,800	17,932,701
Stock Spirits Group PLC	3,469,810	12,395,202
Ten Entertainment Group PLC (a)(b)	5,588,511	19,497,756
Ultra Electronics Holdings PLC	1,016,581	44,793,609
Victrex PLC	62,200	2,291,137
Vistry Group PLC	1,236,857	20,501,832
Volution Group PLC	1,502,542	9,868,320
WH Smith PLC (a)	885,000	19,989,938

TOTAL UNITED KINGDOM		424,258,039

United States of America - 0.7%
Adtalem Global Education, Inc. (a)	546,200	19,848,908
Dlocal Ltd.	76,500	3,453,210

TOTAL UNITED STATES OF AMERICA		23,302,118

TOTAL COMMON STOCKS
(Cost $2,618,751,593)		3,239,266,704

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.06% (f)	129,829,593	129,855,559
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	8,300,863	8,301,693
TOTAL MONEY MARKET FUNDS
(Cost $138,152,493)		138,157,252
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,756,904,086)		3,377,423,956
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,892,578
NET ASSETS - 100%		$3,379,316,534

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,760,783 or 7.5% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,637
Fidelity Securities Lending Cash Central Fund	38,616
Total	$98,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$99,965,498	$486,344,081	$456,447,970	$(6,050)	$--	$129,855,559	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	9,809,941	56,145,418	57,653,666	--	--	8,301,693	0.0%
Total	$109,775,439	$542,489,499	$514,101,636	$(6,050)	$--	$138,157,252

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$3,120,627	$--	$--	$293,303	$--	$3,115,884	$6,236,511
McColl's Retail Group PLC	2,550,109	--	4,264,471	--	(14,598,286)	16,312,648	--
Mears Group PLC	9,949,193	1,297,822	--	--	--	9,674,232	20,921,247
Mincon Group PLC	12,191,853	245,769	--	304,756	--	5,732,944	18,170,566
Servcorp Ltd.	10,031,922	3,173,501	--	422,117	--	3,959,619	17,165,042
Ten Entertainment Group PLC	9,701,487	--	--	--	--	9,796,269	19,497,756
Total	$47,545,191	$4,717,092	$4,264,471	$1,020,176	$(14,598,286)	$48,591,596	$81,991,122

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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